Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,500,000
Previously Paid Amount	0.00
Total Fee Amount	4,073.95
Total Offset Amount	0.00
Net Fee	4,073.95
Narrative - Max Aggregate Offering Price	$ 29,500,000
Final Prospectus	true